Additional Information Required by the Argentine Central Bank - Schedule of Shareholders' Equity (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Sep. 01, 2020
Share Capital	$ 1,474,692	$ 1,474,692	$ 47,927,494
Additional paid in Capital	102,456,581	$ 102,456,581
Argentine Central Bank [member]
Share Capital	1,474,692
Additional paid in Capital	17,281,187
Adjustments to shareholders´ equity	102,456,581
Legal reserve	1,077,884
Distributable reserves	155,265,604
Non distributable reserves	(89,247)
Profit for the year	31,778,769
Total Shareholder's equity under the rules of the Argentine Central Bank	$ 309,245,470